Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.5%	Shares	Value
Aerospace & defense - 1.6%
Kratos Defense & Security Solutions, Inc.*	293,646	$4,431,118
Air freight & logistics - 1.9%
Forward Air Corp.	43,756	5,199,963
Automobile components - 2.5%
Patrick Industries, Inc.	51,606	4,466,499
Stoneridge, Inc.*	120,288	2,458,687
Automobiles - 1.5%
Thor Industries, Inc.	36,684	4,236,635
Banks - 2.2%
Axos Financial, Inc.*	67,677	3,180,819
Hilltop Holdings, Inc.	89,065	2,754,780
Biotechnology - 6.0%
Coherus Biosciences, Inc.*	290,754	1,401,434
Eagle Pharmaceuticals, Inc.*	62,123	1,289,673
Halozyme Therapeutics, Inc.*	125,484	5,390,793
Insmed, Inc.*	141,052	3,115,839
Vericel Corp.*	150,454	5,404,308
Capital markets - 3.0%
Cohen & Steers, Inc.	68,094	4,379,125
PJT Partners, Inc., Class A	48,607	3,855,021
Chemicals - 1.7%
Balchem Corp.	35,081	4,726,814
Commercial services & supplies - 0.9%
Aris Water Solutions, Inc., Class A	234,767	2,566,003
Construction & engineering - 1.7%
Dycom Industries, Inc.*	47,167	4,696,890
Consumer staples distribution - 2.0%
Performance Food Group Co.*	93,331	5,577,461
Diversified consumer services - 1.5%
OneSpaWorld Holdings Ltd.*	332,375	4,269,357
Electrical equipment - 2.7%
TPI Composites, Inc.*	179,973	1,069,039
Vicor Corp.*	69,377	6,401,416
Electronic equipment, instruments & components - 7.8%
Advanced Energy Industries, Inc.	40,764	5,102,838
Coherent Corp.*	82,806	3,921,692
ePlus, Inc.*	72,866	4,105,999
Fabrinet*	38,377	4,744,932
Plexus Corp.*	37,571	3,700,368
Energy equipment & services - 1.3%
Core Laboratories, Inc.	135,471	3,520,891
Financial services - 1.4%
I3 Verticals, Inc., Class A*	153,102	3,829,081
Health care equipment & supplies - 7.7%
ICU Medical, Inc.*	20,104	3,582,131
Integer Holdings Corp.*	48,474	4,482,875
Lantheus Holdings, Inc.*	50,236	4,344,912
LeMaitre Vascular, Inc.	88,983	5,626,395
Omnicell, Inc.*	50,513	3,189,896
Health care providers & services - 5.8%
AMN Healthcare Services, Inc.*	53,874	5,772,599
HealthEquity, Inc.*	79,195	5,380,508
ModivCare, Inc.*	27,336	1,195,677
U.S. Physical Therapy, Inc.	30,429	3,537,980
Health care real estate investment trusts (REITs) - 1.4%
CareTrust REIT, Inc.	180,502	3,752,637
Health care technology - 1.0%
Certara, Inc.*	146,884	2,859,831
Hotels, restaurants & leisure - 2.4%
Cracker Barrel Old Country Store, Inc.	22,321	2,080,317
Lindblad Expeditions Holdings, Inc.*	148,928	1,760,329
The Cheesecake Factory, Inc.	77,881	2,864,463
Household durables - 4.3%
Installed Building Products, Inc.	48,913	7,240,102
LGI Homes, Inc.*	34,115	4,733,456
Interactive media & services - 1.3%
Ziff Davis, Inc.*	47,963	3,478,277
Life sciences tools & services - 2.6%
Medpace Holdings, Inc.*	27,908	7,065,468
Machinery - 3.8%
Albany International Corp., Class A	45,413	4,372,364
Chart Industries, Inc.*	33,283	6,062,831
Media - 1.2%
Magnite, Inc.*	227,316	3,439,291
Metals & mining - 1.5%
Materion Corp.	35,762	4,260,685
Oil, gas & consumable fuels - 1.7%
Excelerate Energy, Inc., Class A	110,825	2,351,707
Kimbell Royalty Partners LP	154,763	2,446,803
Pharmaceuticals - 2.4%
Pacira BioSciences, Inc.*	70,389	2,558,640
Supernus Pharmaceuticals, Inc.*	135,791	4,167,426
Professional services - 2.9%
Insperity, Inc.	53,499	6,294,157
TTEC Holdings, Inc.	47,608	1,639,620
Residential real estate investment trusts (REITs) - 0.8%
UMH Properties, Inc.	128,118	2,133,165
Semiconductors & semiconductor equipment - 6.7%
Ambarella, Inc.*	52,748	4,400,238
Credo Technology Group Holding Ltd.*	259,025	4,395,654
Impinj, Inc.*	45,542	3,034,008
Power Integrations, Inc.	45,341	4,404,425
Ultra Clean Holdings, Inc.*	62,390	2,377,059
Software - 7.2%
Box, Inc., Class A*	167,724	5,241,375
Envestnet, Inc.*	48,452	3,003,055
Qualys, Inc.*	31,273	4,340,693
The Descartes Systems Group, Inc.*	56,906	4,431,270
Verint Systems, Inc.*	77,684	2,903,051
Specialty retail - 0.8%
Monro, Inc.	56,323	2,064,238
Textiles, apparel & luxury goods - 0.9%
G-III Apparel Group Ltd.*	118,701	2,458,298
Trading companies & distributors - 3.4%
Applied Industrial Technologies, Inc.	44,469	6,447,560
Global Industrial Co.	102,532	2,922,162
Total common stocks (cost $172,198,726)		274,895,103
Total investment portfolio (cost $172,198,726) - 99.5%		274,895,103
Other assets in excess of liabilities - 0.5%		1,470,248
Total net assets - 100.0%		$276,365,351

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.